Leases - Rent expense (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Leases [Abstract]
Rent expense	$ 198	$ 367	$ 1,612	$ 323